Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of accounts receivable [line items]
Contract assets	$ 29,588,104		$ 34,274,007
Impairment of trade receivables	(44,551,735)		(39,480,909)
Trade and other receivables	215,770,817		219,845,738
Non-current subscribers, distributors and contractual assets	7,792,863	$ 391	15,139,442
Total current subscribers, distributors and contractual assets	207,977,954	$ 10,426	204,706,296
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	168,758,386		184,260,099
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,914,094		5,079,763
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	44,557,402		23,628,728
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 12,504,566		$ 12,084,050